Going Concern (Details Narrative) (USD $) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Going Concern Details Narrative Usd
Working Capital Deficit	$ 6,702,000
Accumulated Losses	20,577,000
Payroll tax liability	286,027	220,300
Aggregate notes payable	$ 1,292,000